Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Lubricants	$ 471	$ 1,468
Bunkers	0	1,044
Total	$ 471	$ 2,512